Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 33,022,000	$ 16,547,000
Accounts receivable, net	10,000	56,000	$ 0
Other receivables, net	0	6,000
Prepaid expenses and other current assets	480,000	161,000
Total current assets	33,512,000	16,770,000
Property and equipment, net	1,021,000	834,783	803,107
Operating right-of-use assets	581,000	704,854	648,136
Total assets	35,114,000	18,310,000
Current liabilities:
Accounts payable	911,000	232,000
Accrued expenses and other current liabilities	449,000	60,368	122,671
Current portion of operating lease liabilities	184,000	164,940	160,016
Total current liabilities	1,544,000	457,000
Operating lease liabilities, net of current portion	429,000	569,881	516,838
Total liabilities	1,973,000	1,027,000
Commitments and contingencies (Note 9)
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock	0	38,173,000
Stockholders' deficit:
Preferred Stock, Value, Issued
Common stock	1,000	1,000
Additional paid-in capital	60,733,000	231,000
Accumulated other comprehensive loss	(31,000)	(21,000)
Accumulated deficit	(27,562,000)	(21,101,000)
Total stockholders' deficit		(20,890,767)	(11,899,930)
Total stockholders' deficit	33,141,000	(20,890,000)	(11,899,000)
Total liabilities, convertible preferred stock, and stockholders' deficit	35,114,000	18,310,000
Previously Reported [Member]
Current assets:
Cash and cash equivalents		16,546,908	25,892,723
Accounts receivable, net		56,000	0
Other receivables, net		5,880	10,000
Prepaid expenses and other current assets		160,870	362,310
Total current assets		16,769,658	26,265,033
Property and equipment, net		834,783	803,107
Operating right-of-use assets		704,854	648,136
Total assets		18,309,295	27,716,276
Current liabilities:
Accounts payable		232,257	644,065
Accrued expenses and other current liabilities		60,368	122,671
Current portion of operating lease liabilities		164,940	160,016
Total current liabilities		457,565	926,752
Operating lease liabilities, net of current portion		569,881	516,838
Total liabilities		1,027,446	1,443,590
Commitments and contingencies (Note 9)
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock		38,172,616	38,172,616
Stockholders' deficit:
Common stock		575	575
Additional paid-in capital		231,078	96,013
Accumulated other comprehensive loss		(21,017)	(10,141)
Accumulated deficit		(21,101,403)	(11,986,377)
Total stockholders' deficit		(20,890,767)	(11,899,930)
Total stockholders' deficit		(20,890,000)	(11,899,000)
Total liabilities, convertible preferred stock, and stockholders' deficit		18,309,295	27,716,276
Series Seed 1 Convertible Preferred Stock [Member]
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock	0	37,673,000
Series Seed 1 Convertible Preferred Stock [Member] | Previously Reported [Member]
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock		37,672,616	37,672,616
Series Seed 2 Convertible Preferred Stock [Member]
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock	$ 0	500,000
Series Seed 2 Convertible Preferred Stock [Member] | Previously Reported [Member]
Convertible preferred stock, $0.0001 par value:
Total convertible preferred stock		$ 500,000	$ 500,000